Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Balanced Fund
Class Name	Investor Class
Trading Symbol	VILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the Lipper Balanced Funds Index. We believe the primary driver of this underperformance was the lack of megacap technology stocks in the Fund relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12-month period, market capitalization-weighted benchmarks’ returns were driven almost entirely by the performance of a small handful of technology stocks. The Fund is significantly underweighted to these stocks.

Top Contributors
↑	Palomar Holdings, Inc.
↑	Ligand Pharmaceuticals Inc.
↑	Progressive Corporation

Top Detractors
↓	Ebix, Inc.
↓	Caesars Entertainment Inc.
↓	B. Riley Financial Preferred
POSITIONING
We increased the Fund’s exposure to fixed income due to the improved attractiveness of bonds, as the Federal Reserve kept rates higher to combat inflation. The asset allocation in the Balanced Fund was 75.3% in stocks, 23.7% in bonds, and 1.0% in cash at the end of August.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	10.01	3.95	2.88
Lipper Balanced Funds Index	16.43	8.02	6.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://villere.com/mutual-funds/ for more recent performance information. Visit https://villere.com/mutual-funds/ for more recent performance information.
Net Assets	$ 121,342,305
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 851,773
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$121,342,305
Number of Holdings	66
Net Advisory Fee	$851,773
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.2%
Ligand Pharmaceuticals, Inc.	4.8%
Pool Corp.	4.2%
Teleflex, Inc.	4.0%
Stryker Corp.	4.0%
Progressive Corp.	3.1%
Roper Technologies, Inc.	2.9%
Option Care Health, Inc.	2.8%
Monster Beverage Corp.	2.7%
Palomar Holdings, Inc.	2.7%

Security Type	(%)
Common Stocks	73.7%
Corporate Bonds	23.6%
Investments Purchased with Proceeds from Securities Lending	13.2%
Convertible Preferred Stocks	1.5%
Money Market Funds	1.1%
Cash & Other	-13.1%

Updated Prospectus Web Address	https://villere.com/mutual-funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Equity Fund
Class Name	Investor Class
Trading Symbol	VLEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the Lipper Mid-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The U.S. consumer showed weakness during the period, as a triumvirate of lofty inflation, increased interest rates, and hiring declines led to reduced confidence and softer spending. These factors weighed on the more economically sensitive sectors in the portfolio. Conversely, higher interest rates and a benign weather year contributed to strength in our insurance holdings.

Top Contributors
↑	Palomar Holdings, Inc.
↑	Ligand Pharmaceuticals Inc.
↑	On Holding AG Class A
↑	Progressive Corporation

Top Detractors
↓	Ebix, Inc.
↓	Caesars Entertainment Inc.
↓	ON Semiconductor Corporation
↓	Monster Beverage Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	9.54	3.52	2.00
S&P 500 TR	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://villere.com/mutual-funds/ for more recent performance information. Visit https://villere.com/mutual-funds/ for more recent performance information.
Net Assets	$ 41,742,722
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 261,984
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$41,742,722
Number of Holdings	44
Net Advisory Fee	$261,984
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	20.2%
Invesco Government & Agency Portfolio	7.9%
Ligand Pharmaceuticals, Inc.	5.2%
Teleflex, Inc.	4.1%
Pool Corp.	4.1%
Stryker Corp.	3.7%
Palomar Holdings, Inc.	3.6%
Roper Technologies, Inc.	3.6%
Atlas Energy Solutions, Inc.	3.5%
Uber Technologies, Inc.	3.5%

Security Type	(%)
Common Stocks	91.0%
Investments Purchased with Proceeds from Securities Lending	20.2%
Money Market Funds	7.9%
Convertible Preferred Stocks	1.1%
Cash & Other	-20.2%

Updated Prospectus Web Address	https://villere.com/mutual-funds/